Reporting on Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2019
Reporting On Financial Instruments Abstract
Schedule of Financial Assets and Liabilities Measured on Recurring Basis

The financial instruments held by the Biofrontera Group on the balance sheet date primarily consist of cash and cash equivalents, trade payables and receivables, other non-current financial liabilities as well as financial debt. Biofrontera does not deploy any financial derivatives, apart from the derivative embedded within the EIB loan (so-called performance component).

Financial assets (in EUR thousands)	Fair value as of June 30, 2019	Carrying amount as of June 30,2019	Fair value as of Dec 31, 2018	Carrying amount as of Dec 31, 2019
Financial assets at amortized cost
Cash and cash equivalents	21,579	21,579	19,451	19,451
Trade receivables	3,422	3,422	3,397	3,397
Other financial assets	13,450	13,450	794	794
Total	38,451	38,451	23,642	23,642

Financial liabilities (in EUR thousands)	Fair value as of June 30, 2019	Carrying amount as of June 30,2019	Fair value as of Dec 31, 2018	Carrying amount as of Dec 31, 2019
Financial liabilities at amortized cost
Financial liabilities, current	188	188	165	165
Trade payables	3,795	3,795	1,805	1,805
Other current financial liabilities	812	812	29	29
Other non-current financial liabilities	17,485	17,485	0	0
Financial liabilities, non-current	20,865	20,865	12,382	12,382
Total	43,145	43,145	14,382	14,382
Financial liabilities, non-current	1,633	1,633	1,080	1,080
Total	44,808	44,808	15,462	15,462